Basis of Presentation (Tables)	12 Months Ended
Dec. 28, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements
he following represents the condensed financial information for Merger Subsidiary for the period February 8, 2013 to April 28, 2013 and as at April 28, 2013:

Hawk Acquisition Sub, Inc. (Successor)

Condensed Statement of Operations
For the Period from February 8, 2013 through April 28, 2013

February 8 - April 28, 2013
(In millions)
2013 Merger related costs	$20
Operating loss	(20)
Unrealized loss on derivative instrument	(65)
Interest Expense, net	(11)
Loss from continuing operations before income tax	(96)
Benefit from income taxes	38
Net loss	$(58)

Condensed Balance Sheet
Hawk Acquisition Sub, Inc. (Successor)

Condensed Balance Sheet
As of April 28, 2013

April 28, 2013
(In millions)
Cash	$3,012
Other assets	125
Total assets	$3,137

Notes payable	$3,100
Other liabilities	95
Total liabilities	3,195
Shareholder's deficit	(58)
Total liabilities and shareholder's deficit	$3,137